Note 43 - Insurance and reinsurance contracts income and expenses	12 Months Ended
Dec. 31, 2020
Insurance and Reinsurance Contracts Income and Expenses
Other operating income and expenses on Insurance and reinsurance contracts

43. Income and expense from insurance and reinsurance contracts

The detail of the headings “Income and expense from insurance and reinsurance contracts” in the accompanying consolidated income statements is as follows:

Income and expense from insurance and reinsurance contracts (Millions of Euros)
	2020	2019	2018
Income from insurance and reinsurance contracts	2.497	2.890	2.949
Expense from insurance and reinsurance contracts	(1.520)	(1.751)	(1.894)
Total	977	1.138	1.055

The table below shows the contribution of each insurance product to the Group´s income for the years ended December 31, 2020, 2019 and 2018:

Income by type of insurance product (Millions of Euros)
	2020	2019	2018
Life insurance	497	631	682
Individual	439	477	486
Savings	92	116	56
Risk	346	361	430
Group insurance	59	154	196
Savings	5	26	39
Risk	54	127	157
Non-Life insurance	480	508	373
Home insurance	91	90	110
Other non-life insurance products	389	418	263
Total	977	1.138	1.055